EATON VANCE HIGH INCOME OPPORTUNITIES FUND
Supplement to Prospectus dated March 1, 2014 as revised July 1, 2014

The following changes are effective November 3, 2014:

1.  The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries”:

Portfolio Managers.  The Portfolio is managed by:

Michael Weilheimer, lead portfolio manager and Vice President of BMR, who has managed or co-managed the Portfolio since 1996; and

Kelley Baccei, Vice President of BMR, who has co-managed the Portfolio since November 2014

Stephen Concannon, Vice President of BMR, who has co-managed the Portfolio since November 2014.

2.  The following replaces the third paragraph in “High Income Opportunities Portfolio.” under “Management and Organization”:

Michael Weilheimer (lead portfolio manager), Kelley Baccei and Stephen Concannon co-manage the Portfolio.  Mr. Weilheimer has managed the Portfolio since January 1, 1996.  Mr. Weilheimer manages or co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.  Mr. Concannon co-manages other Eaton Vance funds and portfolios.  Mr. Concannon and Ms. Baccei have each been a Vice President of Eaton Vance and BMR for more than five years.

October 14, 2014	16520 10.14.14

EATON VANCE HIGH INCOME OPPORTUNITIES FUND
Supplement to Summary Prospectus dated March 1, 2014 as revised July 1, 2014

The following change is effective November 3, 2014:

The following replaces “Portfolio Manager.” under “Management”:

Portfolio Managers.  The Portfolio is managed by:

Michael Weilheimer, lead portfolio manager and Vice President of BMR, who has managed or co-managed the Portfolio since 1996; and

Kelley Baccei, Vice President of BMR, who has co-managed the Portfolio since November 2014

Stephen Concannon, Vice President of BMR, who has co-managed the Portfolio since November 2014.

October 14, 2014	16521 10.14.14

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

Supplement to Statement of Additional Information

dated March 1, 2014 as revised July 1, 2014

The following changes are effective November 3, 2014:

1.  The following is added to the first paragraph and the first table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers.  The following table shows, as of September 30, 2014, the number of accounts Ms. Baccei and Mr. Concannon managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Kelley Baccei(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Stephen Concannon(1) (2)
Registered Investment Companies	2	$1,657.5	0	$0
Other Pooled Investment Vehicles	1	$ 163.7	0	$0
Other Accounts	0	$ 0	0	$0
(1) As of September 30, 2014. Ms. Baccei and Mr. Concannon became portfolio managers effective November 3, 2014.

2.  The following is added to the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

High Income Opportunities Fund	Dollar Range of Equity Securities Owned in the Fund*	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds**
Kelley Baccei	None	$100,001 - $500,000
Stephen Concannon	None	$100,001 - $500,000
* As of September 30, 2014. Ms. Baccei and Mr. Concannon became portfolio managers effective November 3, 2014. ** As of December 31, 2013.

October14, 2014